Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Non Current Assets [Abstract]
Summary of Other Long-term Assets

	December 31,	December 31,
	2022	2021
Long-term deposits	$30	$30
Tax credits receivable	213	332
	$243	$362